Fees Summary	Dec. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,685,000
Previously Paid Amount	0.00
Total Fee Amount	411.07
Total Offset Amount	0.00
Net Fee	411.07
Narrative - Max Aggregate Offering Price	$ 2,685,000
Final Prospectus	true